Commitments, Contingencies, and Concentration Risk - Contingencies - Forbearance Agreement (Details) - Promissory note and line of credit - USD ($)	Nov. 01, 2023	Sep. 30, 2024	May 13, 2024	Nov. 30, 2023	Nov. 13, 2023
Line of Credit and Notes Payable
Basis spread on the variable rate (in %)	3.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Interest rate (in %)		8.00%
Payments for forbearance			$ 1,490,733	$ 80,000	$ 20,000
Payments for forbearance, prejudgment interest			$ 75,285
Payments for forbearance, daily interest rate		$ 413